Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2017	Aug. 24, 2017	Aug. 31, 2014	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid			$ 14,400	$ 14,438	$ 10,967	$ 28,155	$ 21,934	$ 43,877
Business Combination, Consideration Transferred		$ 27,300
Equity Method Investment, Ownership Percentage				50.00%	50.00%	50.00%	50.00%
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity			$ 85,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made To Limited Partner Quarterly Distributions Paid Per Unit	$ 0.43
Subsequent Event [Member] | MOL [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		23.50%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		$ 1,500
Related Outstanding Shareholder Loans, Percentage		23.50%
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Proceeds from Lines of Credit	$ 4,000
Subsequent Event [Member] | Neptune [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Subsequent Event [Member] | Neptune [Member] | MOL [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		25.00%
Subsequent Event [Member] | GDF Suez Cape Ann [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Subsequent Event [Member] | GDF Suez Cape Ann [Member] | MOL [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage		25.00%